Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Global Value Equity Fund, Series I shares, Invesco Van Kampen V.I. Global Value Equity Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Global Value Equity Fund | Series I shares, Invesco Van Kampen V.I. Global Value Equity Fund
Annual Total Returns
'01	(7.04%)
'02	(16.87%)
'03	28.96%
'04	13.54%
'05	5.83%
'06	21.21%
'07	6.64%
'08	(40.15%)
'09	15.99%
'10	10.95%